Commitments and Contingencies (Details) $ in Millions	Dec. 31, 2025 USD ($)	Oct. 31, 2025 CAD ($)
Commitments and Contingencies [Line Items]
Interest	50.00%
Annual payment (in Dollars)		$ 4,400
2022 Secured Note [Member]
Commitments and Contingencies [Line Items]
Interest	6.50%
Annual payment (in Dollars)	$ 14.6
2023 Secured Note [Member]
Commitments and Contingencies [Line Items]
Interest	6.50%
Annual payment (in Dollars)	$ 9.8